UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

Global Equity ETF (TGLB)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Global Equity ETF (the "fund") for the period of June 25, 2025 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity ETF	$16	0.46%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$14,368
  Number of Portfolio Holdings54
  Investment Advisory Fees Paid (000s)$21
  Portfolio Turnover Rate22.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	35.8%
Financials	19.9
Industrials & Business Services	12.2
Consumer Discretionary	7.7
Communication Services	7.5
Health Care	5.7
Energy	3.9
Materials	3.8
Utilities	1.9
Other	1.6

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.0%
Microsoft	5.9
Broadcom	4.4
Meta Platforms	3.3
Netflix	2.7
CyberArk Software	2.6
Bank of America	2.3
Sartorius Stedim Biotech	2.3
Steel Dynamics	2.3
Taiwan Semiconductor Manufacturing	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Equity ETF (TGLB)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202505-4541202

ETF1195-052 12/25

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$29,059	$-
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
October 31, 2025
T. ROWE PRICE
TGLB	Global Equity ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE GLOBAL EQUITY ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

6/25/25(1) Through
10/31/25
NET ASSET VALUE
Beginning of period	$ 25.00
Investment activities
Net investment income(2)(3)	0.04
Net realized and unrealized gain/loss	1.08
Total from investment activities	1.12
NET ASSET VALUE
End of period	$ 26.12
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	4.48%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.46%(5)
Net expenses after waivers/payments by Price Associates	0.46%(5)
Net investment income	0.47%(5)
Portfolio turnover rate(6)	22.0%
Net assets, end of period (in thousands)	$ 14,368

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GLOBAL EQUITY ETF

October 31, 2025
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
FRANCE 6.1%
Common Stocks 6.1%
Sartorius Stedim Biotech	1,395	334
Schneider Electric	770	219
Societe Generale	4,991	317
Total France (Cost $804)		870
GERMANY 2.9%
Common Stocks 2.9%
Hannover Rueck	627	179
SAP	894	233
Total Germany (Cost $458)		412
ISRAEL 2.6%
Common Stocks 2.6%
CyberArk Software (USD) (1)	726	378
Total Israel (Cost $304)		378
ITALY 2.1%
Common Stocks 2.1%
Ferrari (USD)	733	296
Total Italy (Cost $336)		296
JAPAN 2.6%
Common Stocks 2.6%
Chugai Pharmaceutical	4,000	183
ITOCHU	3,300	191
Total Japan (Cost $372)		374
NETHERLANDS 3.1%
Common Stocks 3.1%
ABN AMRO Bank, CVA	5,117	153
Adyen (1)	172	295
Total Netherlands (Cost $455)		448

T. ROWE PRICE GLOBAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
SWEDEN 1.4%
Common Stocks 1.4%
Atlas Copco, Class A	12,420	208
Total Sweden (Cost $201)		208
TAIWAN 2.3%
Common Stocks 2.3%
Taiwan Semiconductor Manufacturing, ADR (USD)	1,093	328
Total Taiwan (Cost $251)		328
UNITED KINGDOM 1.0%
Common Stocks 1.0%
National Grid	10,020	150
Total United Kingdom (Cost $146)		150
UNITED STATES 75.4%
Common Stocks 75.4%
Advanced Micro Devices (1)	832	213
Allstate	1,587	304
Amazon.com (1)	1,048	256
Ameren	1,230	126
Amphenol, Class A	2,300	321
Apollo Global Management	1,168	145
AppLovin, Class A (1)	471	300
Ares Management, Class A	960	143
Arista Networks (1)	1,850	292
Bank of America	6,281	336
Broadcom	1,729	639
Carvana (1)	409	125
CME Group	838	222
ConocoPhillips	2,695	239
Costco Wholesale	176	160
Danaher	783	169
Deere	458	211

T. ROWE PRICE GLOBAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
GoDaddy, Class A (1)	1,594	212
Hubbell	594	279
Humana	490	136
JPMorgan Chase	741	231
Liberty Media-Liberty Formula One, Class C (1)	2,174	217
Linde	525	220
Marsh & McLennan	1,785	318
Meta Platforms, Class A	740	480
Microsoft	1,631	845
Netflix (1)	344	385
NVIDIA	4,264	863
NVR (1)	20	144
Old Dominion Freight Line	2,025	284
O'Reilly Automotive (1)	2,949	279
QXO (1)(2)	6,727	119
RenaissanceRe Holdings	867	220
Steel Dynamics	2,115	332
Synopsys (1)	545	247
Teledyne Technologies (1)	507	267
Valero Energy	1,846	313
WW Grainger	251	246
Total United States (Cost $10,460)		10,838
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, 4.01% (3)	65,249	65
Total Short-Term Investments (Cost $65)		65

T. ROWE PRICE GLOBAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.5%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.12% (3)(4)	73,657	74
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		74
Total Securities Lending Collateral (Cost $74)		74
Total Investments 100.5% of Net Assets (Cost $13,926)		$14,441

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing.
(2)	See Note 3. All or a portion of this security is on loan at October 31, 2025.
(3)	Seven-day yield
(4)	Affiliated Companies

ADR	American Depositary Receipts
CVA	Dutch Certificate (Certificaten Van Aandelen)
USD	U.S. Dollar

T. ROWE PRICE GLOBAL EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended October 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 10/31/24	Purchase Cost	Sales Cost	Value 10/31/25
T. Rowe Price Government Reserve Fund	$—	¤	¤	$74
	Total			$74^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $74.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GLOBAL EQUITY ETF

October 31, 2025
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $13,926)	$14,441
Dividends receivable	5
Foreign currency (cost $2)	2
Total assets	14,448
Liabilities
Obligation to return securities lending collateral	74
Investment management and administrative fees payable	6
Total liabilities	80
NET ASSETS	$14,368
Net Assets Consists of:
Total distributable earnings (loss)	$478
Paid-in capital applicable to 550,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	13,890
NET ASSETS	$14,368
NET ASSET VALUE PER SHARE	$26.12
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GLOBAL EQUITY ETF

    STATEMENT OF OPERATIONS

($000s)
6/25/25 Through
10/31/25
Investment Income (Loss)
Dividend income (net of foreign taxes of $2)	$42
Investment management and administrative expense	21
Net investment income	21
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(61)
Foreign currency transactions	3
Net realized loss	(58)
Change in net unrealized gain / loss on securities	515
Net realized and unrealized gain / loss	457
INCREASE IN NET ASSETS FROM OPERATIONS	$478
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GLOBAL EQUITY ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
6/25/25 Through
10/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$21
Net realized loss	(58)
Change in net unrealized gain / loss	515
Increase in net assets from operations	478
Capital share transactions*
Shares sold	13,890
Increase in net assets from capital share transactions	13,890
Net Assets
Increase during period	14,368
Beginning of period	-
End of period	$14,368
*Share information (000s)
Shares sold	550
Increase in shares outstanding	550
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GLOBAL EQUITY ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Equity ETF (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund incepted on June 25, 2025. The fund seeks long-term capital appreciation.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE GLOBAL EQUITY ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied

T. ROWE PRICE GLOBAL EQUITY ETF

prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE GLOBAL EQUITY ETF

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE GLOBAL EQUITY ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$11,840	$2,462	$—	$14,302
Short-Term Investments	65	—	—	65
Securities Lending Collateral	74	—	—	74
Total	$11,979	$2,462	$—	$14,441

T. ROWE PRICE GLOBAL EQUITY ETF

NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets
The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities

T. ROWE PRICE GLOBAL EQUITY ETF

lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2025, the value of loaned securities was $71,000; the value of cash collateral and related investments was $74,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $12,767,000 and $2,757,000, respectively, for the period ended October 31, 2025. Portfolio securities received and delivered through in-kind transactions aggregated $3,837,000 and $0, respectively, for the period ended October 31, 2025.
NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
There were no distributions in the period ended October 31, 2025.
At October 31, 2025, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:

T. ROWE PRICE GLOBAL EQUITY ETF

($000s)
Cost of investments	$13,926
Unrealized appreciation	$1,086
Unrealized depreciation	(571)
Net unrealized appreciation (depreciation)	$515
At October 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Undistributed ordinary income	$24
Net unrealized appreciation (depreciation)	515
Loss carryforwards and deferrals	(61)
Total distributable earnings (loss)	$478
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE  5  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net

T. ROWE PRICE GLOBAL EQUITY ETF

unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.46% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund (the Price Reserve Fund), a money market fund offered as a short-term investment option to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and is not available for direct purchase by members of the public. The Price Reserve Fund does not pay investment management fees.
As of October 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 350,000 shares of the fund, representing 64% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended October 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE GLOBAL EQUITY ETF

NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE GLOBAL EQUITY ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price Global Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Equity ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 25, 2025 (inception) through October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period  June 25, 2025 (inception) through October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE GLOBAL EQUITY ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE GLOBAL EQUITY ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements. The fund’s distributions to shareholders included:
For taxable non-corporate shareholders, $42,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $24,000 of the fund’s income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1195-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025